Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) [Line Items]
Service warrant	$ 58,613
Issued amount	154,730,389	$ 41,301,738
Issued promissory note	1,000,000
NSGUARD Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) [Line Items]
Service warrant		65,029
Issued amount	1,204,877	866,279
Currency risk [member] | Gorilla Technology Inc [Member]
Significant Contingent Liabilities and Unrecognized Contract Commitments (Details) [Line Items]
Issued amount	$ 1,739,982	$ 3,813,021